Financial Instruments - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 USD ($)
Derivative [Line Items]
Trade and other receivables	$ 282	$ 282	$ 273	$ 192
Debt securities interest income		21	12
Net loss on equity method investment		58	0
Equity method investment	$ 780	780	0
Net (gain) loss on equity and other investments		1,419	(2,919)
Klaviyo, Inc.
Derivative [Line Items]
Net (gain) loss on equity and other investments		$ 68
Call Option | Klaviyo, Inc.
Derivative [Line Items]
Option to purchase series B common shares | shares	15,743,174
Exercise price (in dollars per share) | $ / shares	$ 88.93
Discount for Lack of Marketability | Klaviyo, Inc.
Derivative [Line Items]
Derivative asset, measurement input	0.31	0.31
Fair value	$ 122	$ 122
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	473	473	527
Level 3 | Fair Value, Nonrecurring
Derivative [Line Items]
Equity and other investments without readily determinable fair values	346	346
Convertible notes in private companies
Derivative [Line Items]
Unrealized gain (loss)		5	(30)
Convertible notes in private companies | Interest Income
Derivative [Line Items]
Debt securities interest income		10	9
Accrued interest
Derivative [Line Items]
Trade and other receivables	$ 15	$ 15	$ 16	$ 13